UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   September 16, 2023 to October 17, 2023

Commission File Number of issuing entity:  333-180779-16

Central Index Key Number of issuing entity:  0001642727

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-180779

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548567

CIBC Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682532

Starwood Mortgage Funding III LLC
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3971658
38-3971659
38-3971660
38-7135412
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
A-S			X
B			X
PST			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note:

This Form 10-D/A is being filed to include the referenced schedule in the Item 7 language. The Form 10-D filed on November 1, 2023 (SEC Accession No. 0001888524-23-015558) should be disregarded, and this Form 10-D/A should be referred to for the full Item 7 disclosure language. No modifications were made to the monthly distribution report.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 17, 2023 a distribution was made to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on October 17, 2023

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
0	N/A	1	$9,412.85

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, CIBC Inc., and Starwood Mortgage Funding III LLC (each a "Securitizer") and held by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from September 16, 2023 to October 17, 2023.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on August 14, 2023. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Form ABS-15G on August 7, 2023. The CIK number for Bank of America, National Association is 0001102113.

CIBC Inc. filed its most recent Form ABS-15G on February 14, 2023. The CIK number for CIBC Inc. is 0001548567.

Starwood Mortgage Funding III LLC filed its most recent Form ABS-15G on January 27, 2023. The CIK number for Starwood Mortgage Funding III LLC is 0001682532.

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

On October 17, 2023, an affiliate of Starwood Mortgage Funding III LLC (a sponsor of the securitization (the “Starwood Sponsor”) and wholly-owned subsidiary of Starwood Property Trust, Inc. (“SPT”)) purchased the securities set forth on Schedule A (the “Transferred Securities”) from another affiliate of the Starwood Sponsor.  Immediately before the purchase, the wholly-owned affiliates of the Starwood Sponsor collectively held indirect ownership of 51% of the Transferred Securities.  Immediately after the purchase, the wholly-owned affiliates of the Starwood Sponsor collectively held indirect ownership of 100% of the Transferred Securities.  Both before and after the purchase described above, the Starwood Sponsor and its wholly-owned affiliates also collectively owned 100% of the securities set forth on Schedule B and indirect ownership of 51% of the securities set forth on Schedule C (such securities set forth on Schedule B and Schedule C, collectively, the “Non-Transferred Securities”). An affiliate of SPT (in which SPT owns at least a majority interest) owns the Transferred Securities and the Non-Transferred Securities.  For these purposes, a “wholly-owned affiliate” means an affiliate of the Starwood Sponsor that is also wholly-owned by SPT.

Schedule A
Class	Original Face Amount ($)

E	12,308,000.00

Schedule B
Class	Original Face Amount ($)

XFG	13,675,000.00
XH	16,412,498.00

Schedule C
Class	Original Face Amount ($)

F	5,469,000.00
G	8,206,000.00
H	16,412,498.00

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	09/15/2023	$0.00
Current Distribution Date	10/17/2023	$0.00

*REO Account Balance
Prior Distribution Date	09/15/2023	$0.00
Current Distribution Date	10/17/2023	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	09/15/2023	$2,492.44
Current Distribution Date	10/17/2023	$2,401.52

Interest Reserve Account Balance
Prior Distribution Date	09/15/2023	$0.00
Current Distribution Date	10/17/2023	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	09/15/2023	$0.00
Current Distribution Date	10/17/2023	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23, relating to the October 17, 2023 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, President

Date: November 1, 2023